Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Members Deficit [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019			$ 100	$ (1,864,881)	$ (159,444)	$ (37,180)	$ (2,061,405)
Balance, shares at Dec. 31, 2019
Capital contribution					135,001		135,001
Net loss				(116,462)	(20,011)	11,175	(125,298)
Balance at Dec. 31, 2020			100	(1,981,343)	(44,454)	(26,005)	(2,051,702)
Balance, shares at Dec. 31, 2020
Private placement sale of common stock of Breunich Holdings, Inc.				1,251,000			1,251,000
Options exercised into common stock		$ 19,250					19,250
Options exercised into common stock, shares		250,000
Acquisition of Altitude International Holdings		$ 29,598,672	(100)	730,343	44,454	(1,050,259)	29,323,110
Acquisition of Altitude International Holdings, shares	51	354,576,988
Net loss						(1,841,617)	(1,841,617)
Issuance of common stock for services		$ 657,947					657,947
Issuance of common stock for services, shares		3,062,500
Conversion of debt to common stock		$ 87,080					87,080
Conversion of debt to common stock, shares		181,417
Acquisition of BHI
Acquisition of BHI, shares
Balance at Dec. 31, 2021		$ 30,362,949				$ (2,917,881)	$ 27,445,068
Balance, shares at Dec. 31, 2021	51	358,070,905